UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-05992

JAPAN SMALLER CAPITALIZATION FUND, INC.

(Exact name of registrant as specified in charter)

Worldwide Plaza
309 West 49th Street
New York, New York 10019

(Address of principal executive offices)

Yutaka Itabashi
Worldwide Plaza
309 West 49th Street
New York, New York 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 833-0018

Date of fiscal year end:  February 28, 2015

Date of reporting period:  March 1, 2014 - May 31, 2014

JAPAN SMALLER CAPITALIZATION FUND, INC.
SCHEDULE OF INVESTMENTS
May 31, 2014

					% of
			Market	Unrealized	Net
	Shares	Cost	Value	Gain or Loss	Assets
JAPANESE EQUITY SECURITIES
Banks
Akita Bank, Ltd.	$1,267,000	$3,418,365	$3,361,074	(57,291)	1.2
General banking services
The Kagoshima Bank, Ltd.	721,000	4,897,424	4,533,700	(363,724)	1.6
General banking services
The Tochigi Bank, Ltd.	759,000	2,820,038	3,132,050	312,012	1.1
Commercial banking services
The Yamanashi Chuo Bank, Ltd.	1,214,000	5,328,607	5,355,532	26,925	1.9
Commercial banking services
Total Banks		16,464,434	16,382,356	(82,078)	5.8

Chemicals
C. Uyemura & Co., Ltd.	56,100	2,412,511	2,714,606	302,095	1.0
Plating chemicals
Sakai Chemical Industry Co., Ltd.	2,830,000	8,745,638	8,035,665	(709,973)	2.8
Titanium oxide, polyvinyl chloride stabilizers, and pharmaceuticals
Tenma Corporation	315,400	4,047,200	4,369,365	322,165	1.5
Molded resin products
Total Chemicals		15,205,349	15,119,636	(85,713)	5.3

Construction
MIRAIT Holdings Corporation	677,600	5,823,055	6,357,909	534,854	2.2
Telecommunication engineering
Toenec Corporation	1,214,000	6,698,384	6,452,879	(245,505)	2.3
Constructs comprehensive building facilities
Total Construction		12,521,439	12,810,788	289,349	4.5

Electric Appliances
Espec Corp	552,700	4,186,751	4,295,400	108,649	1.5
Meteorological testing devices
Koito Manufacturing Co., Ltd.	153,000	2,953,092	3,631,833	678,741	1.3
Lighting equipment
Zojirushi Corporation	848,000	3,063,173	3,074,396	11,223	1.1
Household appliances
Total Electric Appliances		10,203,016	11,001,629	798,613	3.9

Financing Business
Ricoh Leasing Company, Ltd.	120,800	3,146,266	3,242,539	96,273	1.1
Office automation equipment leasing
Total Financing Business		3,146,266	3,242,539	96,273	1.1

Food
Fuji Oil Co., Ltd.	259,200	4,480,280	3,241,910	(1,238,370)	1.1
Palm oil and coconut oil
Total Foods		4,480,280	3,241,910	(1,238,370)	1.1

Information and Communication
NS Solutions Corporation	115,900	2,265,323	2,873,017	607,694	1.0
System consulting services and software development
Okinawa Cellular Telephone Company	118,800	2,972,394	3,033,614	61,220	1.1
Cellular and car phone services
Total Information and Communication		5,237,717	5,906,631	668,914	2.1

					% of
			Market	Unrealized	Net
	Shares	Cost	Value	Gain or Loss	Assets
Iron and Steel
Chubu Steel Plate Co., Ltd.	728,900	2,975,320	3,086,617	111,297	1.1
Manufactures electric furnace steel plates
Nichia Steel Works, Ltd.	1,239,000	3,987,650	3,542,435	(445,215)	1.2
Produces and sells steel products
Osaka Steel Co., Ltd.	214,600	3,923,376	3,542,228	(381,148)	1.3
Electric furnace steelmaker
Total Iron and Steel		10,886,346	10,171,280	(715,066)	3.6

Machinery
Hisaka Works, Ltd.	473,000	4,524,847	4,275,496	(249,351)	1.5
Heat exchangers and evaporators
Oiles Corporation	127,000	2,824,109	2,848,703	24,594	1.0
Manufactures oilless bearings
Sintokogio, Ltd.	515,400	3,957,547	3,580,151	(377,396)	1.3
Engineering equipment
Total Machinery		11,306,503	10,704,350	(602,153)	3.8

Metal Products
Neturen Co., Ltd.	422,500	2,776,065	2,710,675	(65,390)	1.0
Induction hardening equipment
Total Metal Products		2,776,065	2,710,675	(65,390)	1.0

Other Products
Nishikawa Rubber Company Ltd.	197,800	3,271,767	3,047,263	(224,504)	1.1
Rubber products
Total Other Products		3,271,767	3,047,263	(224,504)	1.1

Real Estate
Keihanshin Building Co., Ltd.	695,500	3,924,534	3,594,351	(330,183)	1.3
Real estate leasing and building management
Sundrug Co., Ltd.	69,200	2,791,390	3,103,734	312,344	1.1
Drug store chain
Total Real Estate		6,715,924	6,698,085	(17,839)	2.4

Retail Trade
Arc Land Sakamoto Co., Ltd.	206,300	3,382,879	4,199,780	816,901	1.5
Operates home centers
Create S D Co., Ltd.	127,400	4,400,779	4,255,846	(144,933)	1.5
Drug store chain
Daikokutenbussan Co., Ltd.	108,500	2,986,895	2,758,872	(228,023)	1.0
Operates discount stores for food products and sundry goods
Heiwado Co., Ltd.	199,600	2,506,913	2,914,184	407,271	1.0
Supermarkets
Jin Co., Ltd.	97,400	3,159,714	2,747,449	(412,265)	1.0
Eyeglasses and fashion merchandise
Total Retail Trade		16,437,180	16,876,131	438,951	6.0

Textiles and Apparel
Hogy Medical Co., Ltd.	68,600	3,110,860	3,680,055	569,195	1.3
Medical supply products
Komatsu Seiren Co., Ltd.	727,000	3,732,747	3,842,857	110,110	1.3
Synthetic fibers, textiles products, and composite thin-membrane
Total Textiles and Apparel		6,843,607	7,522,912	679,305	2.6

Transportation and Warehousing
Alps Logistics Co., Ltd.	259,700	2,685,357	2,717,435	32,078	1.0
Delivery, storage, and forwarding of electronic components
Japan Transcity Corporation	1,238,000	4,217,485	3,965,298	(252,187)	1.4
Warehousing and transportation services
Total Transportation and Warehousing		6,902,842	6,682,733	(220,109)	2.4

Transportation Equipment
Sanoh Industrial Co., Ltd.	427,400	3,131,514	2,746,312	(385,202)	1.0
Tubes, wires and electrical products
Tachi-S Co., Ltd.	395,200	6,705,798	6,282,507	(423,291)	2.2
Child transformation seats, seat components, and rotating units
Total Transportation Equipment		9,837,312	9,028,819	(808,493)	3.2

Utilities
The Okinawa Electric Power Company, Incorporated	95,900	3,436,145	3,104,642	(331,503)	1.1
Thermal power
Total Utilities		3,436,145	3,104,642	(331,503)	1.1

Wholesale Trade
Siix Corporation	300,400	3,969,867	4,725,294	755,427	1.7
Video, audio, and office equipment

					% of
			Market	Unrealized	Net
	Shares	Cost	Value	Gain or Loss	Assets
Ryoden Trading Company, Ltd.	809,000	5,492,187	5,492,425	238	1.9
Electronic components
Total Wholesale Trade		9,462,054	10,217,719	755,665	3.6

TOTAL INVESTMENTS IN JAPANESE EQUITY SECURITIES		$155,134,246	$154,470,098	$(664,148)	54.6

INVESTMENTS IN FOREIGN CURRENCY
Japanese Yen
Non-interest bearing account		7,129,155	7,122,158	(6,997)	2.5
TOTAL INVESTMENTS IN FOREIGN CURRENCY		$7,129,155	$7,122,158	$(6,997)	2.5

TOTAL INVESTMENTS		$162,263,401	$161,592,256	$(671,145)	57.1

OTHER ASSETS LESS LIABILITIES, NET			123,993,969		42.9

NET ASSETS			285,586,225		100.0

Aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $6,201,306.
Aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $6,865,454.

Portfolio securities and foreign currency holdings were translated at the following exchange rate as of May 31, 2014

Japanese Yen		101.780	=$1.00

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2014.
Level 1 – quoted prices in active markets for identical investments.
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – (including the Fund’s own assumptions in determining the fair value of investments).

Level	Investments in Securities

Level 1
Equity Securities	$154,470,098
Foreign Currency	7,122,158
Level 2
Level 3
Total	$161,592,256

During the quarter ended May 31, 2014, there were no transfers between Level 1 and 2 and the Fund did not hold any instruments which used significant observable inputs (Level 3) in determining fair value.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer evaluated the Registrant’s disclosure controls and procedures within 90 days of the filing of this report and concluded that they were effective in providing reasonable assurance that the information required to be disclosed by the Registrant in its reports or statements filed under the 1934 Act is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as an exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JAPAN SMALLER CAPITALIZATION FUND, INC.

By:   /s/ Yutaka Itabashi
        Yutaka Itabashi, President
        (Principal Executive Officer)

Date:  July 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Yutaka Itabashi
        Yutaka Itabashi, President
        (Principal Executive Officer)

Date: July 21, 2014

By:   /s/ Amy J. Marose
        Amy J. Marose, Treasurer
        (Principal Financial Officer)

Date: July 21, 2014